Borrowings - Schedule of borrowings (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about borrowings [line items]
Current	$ 294	$ 273
Non-Current	4,841	5,001
Term A Loans (Secured)
Disclosure of detailed information about borrowings [line items]
Current	50	53
Non-Current	890	909
Term B Loans (Secured)
Disclosure of detailed information about borrowings [line items]
Current	244	207
Non-Current	1,563	1,707
Secured Notes
Disclosure of detailed information about borrowings [line items]
Current	0	7
Non-Current	1,436	1,434
Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Current	0	6
Non-Current	$ 952	$ 951